Description of Business and Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Description of Business and Basis of Presentation
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. All adjustments which, in the opinion of the Company’s management, are considered necessary for a fair presentation of the results of operations for the periods shown are of a normal recurring nature and have been reflected in the condensed consolidated financial statements. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period. The information included in these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the KLX Energy Services Holdings, Inc. (the “Company”, “KLXE” or “KLX Energy Services”) Annual Report on Form 10-K for the fiscal year ended January 31, 2020.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

Basis of Presentation

Prior to the Spin-Off on September 14, 2018, the Company’s financial statements were derived from the Former Parent’s consolidated financial statements and accounting records as if it was operated on a stand-alone basis and were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). All intercompany transactions and account balances within the Company have been eliminated.

The statements of (loss) earnings for the years ended January 31, 2019 and 2018 reflect allocations of general corporate expenses from the Former Parent, including, but not limited to, executive management, finance, legal, information technology, human resources, employee benefits administration, treasury, risk management, procurement and other shared services. The allocations were made on a direct usage basis when identifiable, with the remainder allocated on the basis of revenues generated, costs incurred, headcount or other measures. Management of the Company considers these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, the Company. The allocations may not, however, reflect the expense the Company would have incurred as a stand-alone company for the periods presented. Actual costs that may have been incurred if the Company had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.

Former Parent Company Investment— Former Parent company investment in the consolidated statement of stockholders’ equity for the years ended January 31, 2019 and 2018 represents Former Parent’s historical investment in the Company, the net effect of cost allocations from transactions with Former Parent and net transfers of cash and assets from Former Parent. See Note 5. “Related Party Transactions” for a further description of the transactions between the Company and Former Parent.

Use of Estimates

Use of Estimates—The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition—Revenue is recognized upon the customer obtaining control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC Topic 606, the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Service revenues are recorded over time throughout and for the duration of the service period pursuant to a master services agreement (“MSA”) combined with a completed field ticket or a work order. Revenues from product sales are recognized when the customer obtains control of the product, which occurs at a point in time, typically upon delivery in accordance with the terms of the field ticket or work order.

Income Taxes

Income Taxes—The Company provides deferred income taxes for temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. Deferred income taxes are computed using enacted tax rates that are expected to be in effect when the temporary differences reverse. A valuation allowance related to a deferred tax asset is recorded when it is more likely than not that some portion or the entire deferred tax asset will not be realized. At this time, the Company does not have any uncertain tax positions; however, if the Company does record uncertain tax positions in the future, it expects to record them within income tax expense and to classify interest and penalties related to income taxes as income tax expense.

Cash Equivalents		Cash Equivalents—The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable, Net

Accounts Receivable, Net—The Company performs ongoing credit evaluations of its customers and adjusts credit limits based upon payment history and the customer’s current creditworthiness, as determined by review of their current credit information. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon historical experience and any specific customer collection issues that have been identified. The allowance for doubtful accounts at January 31, 2020 and 2019 was $12.9 and $3.1, respectively.

Inventories

Inventories—Inventories, made up of finished goods, primarily consist of packers, plugs and other consumables used to perform services for customers. The Company values inventories at the lower of cost or net realizable value. Reserves for excess and obsolete inventory were approximately $1.5 and $2.0 as of January 31, 2020 and 2019, respectively.

Property and Equipment, Net

Property and Equipment, Net—Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives of one to forty years (or the lesser of the term of the lease for leasehold improvements, as appropriate).

Goodwill and Intangible Assets, Net

Goodwill and Intangible Assets, Net—Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 350, Intangibles—Goodwill and Other, goodwill and indefinite-lived intangible assets are reviewed at least annually for impairment. Acquired intangible assets with definite lives are amortized over their individual useful lives.

As of January 31, 2020, the Company had three reporting units, which were determined based on the guidelines contained in FASB ASC Topic 350, Subtopic 20, Section 35. Each reporting unit constitutes a business, for which there is discrete financial information available that is regularly reviewed by the management of the Company.

Goodwill is tested at least annually as of December 31, and the Company’s management assesses whether there has been any impairment in the value of goodwill by comparing the fair value of the reporting unit to its net carrying value. If the carrying value exceeds its estimated fair value, an impairment loss is recognized for the difference up to the carrying value of goodwill. In this event, the asset is written down accordingly. The fair value is determined using valuation techniques based on estimates, judgments and assumptions that the Company’s management believes are appropriate in the circumstances.

For the year ended January 31, 2020, the Company determined goodwill was impaired and recorded a $47.0 goodwill impairment charge. For the years ended January 31, 2019 and 2018, the Company’s annual impairment testing yielded no impairments of goodwill or the indefinite-lived intangible asset.

Long-Lived Assets

Long‑Lived Assets—Long-lived assets, such as property and equipment and purchased intangibles subject to amortization, are tested for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the undiscounted cash flows expected to be generated by an asset (or group of assets) is less than its carrying amount. Any required impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. For the years ended January 31, 2020, 2019 and 2018, there were no impairments of long lived assets.

Debt Issuance Costs

Debt Issuance Costs—The Company capitalizes certain third-party fees directly related to the issuance of debt and amortizes these costs over the life of the debt using the effective interest method. Debt issuance costs related to the Company’s $100.0 senior secured asset-based lending facility are presented net of amortization as a non-current asset. Debt issuance costs related to the Company’s $250.0 principal amount of 11.5% senior secured notes due 2025 is presented net of amortization as an offset to the liability. Amortized debt issuance costs are included in interest expense and totaled $1.1 and $0.3 for the years ended January 31, 2020 and 2019.

Common Stock Equivalents

Common Stock Equivalents—The Company has potential common stock equivalents related to its outstanding restricted stock awards, restricted stock units and employee stock purchase plan. These potential common stock equivalents are not included in diluted loss per share for any period presented in which there is a net loss because the effect would have been anti‑dilutive.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation—The Company accounts for share-based compensation arrangements in accordance with the provisions of FASB ASC 718, whereby share-based compensation cost is measured on the date of grant, based on the fair value of the award, and is recognized over the requisite service period.

Compensation cost recognized during the year ended January 31, 2020 primarily related to grants of restricted stock and restricted stock units granted or approved by the Company’s Compensation Committee. Compensation cost recognized during the years ended January 31, 2019 and 2018 primarily related to grants of restricted stock and restricted stock units granted or approved by Former Parent.

The Company has established a qualified Employee Stock Purchase Plan (the “Plan”), the terms of which allow for qualified employees (as defined in the Plan) to participate in the purchase of designated shares of the Company’s common stock at a price equal to 85% of the closing price on the last business day of each semi-annual stock purchase period. The fair value of the employee purchase rights represents the difference between the closing price of the Company’s shares on the date of purchase and the purchase price of the shares. Compensation cost for the years ended January 31, 2019 and 2018 relates to the Former Parent’s employee stock purchase plan through June 30, 2018, when Former Parent’s final option period ended. The Company’s first option period began on January 1, 2019. The value of the rights granted during the years ended January 31, 2020, 2019 and 2018 was $0.3,  $0.1 and $0.1, respectively.

Concentration of Risk

Concentration of Risk—The Company provides products and services to energy industry customers who focus on developing and producing oil and gas onshore in North America. The Company’s management performs ongoing credit evaluations on the financial condition of all of its customers and maintains allowances for uncollectible accounts receivable based on expected collectability. Credit losses have historically been within management’s expectations and the provisions established.

Significant customers change from year to year depending on the level of exploration and production (“E&P”) activity and the use of the Company’s services. During the years ended January 31, 2020, 2019 and 2018, no single customer accounted for more than 10% of the Company’s revenues.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-01, Business Combinations. This update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance became effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The adoption of ASU 2017-01 did not have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments related to how certain cash receipts and payments are presented and classified in the statement of cash flows. These cash flow issues include debt prepayment or extinguishment costs, settlement of zero-coupon debt, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows. The guidance became effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, with early adoption permitted, and should be applied retrospectively. The adoption of ASU 2016-15 did not have a material impact on the Company’s consolidated financial statements as the Company’s consolidated statements of cash flows are not impacted by the eight issues listed above.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends ASC Topic 718, Compensation—Stock Compensation. The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments, including that excess tax benefits and shortfalls to be recorded as income tax benefit or expense in the statement of earnings, rather than equity, and requires excess tax benefits from stock-based compensation to be classified in cash flows from operations. The guidance became effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which supersedes ASC Topic 840, Leases, and creates a new topic, ASC Topic 842, Leases. ASU 2016-02 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. In July 2018, Topic 842 was subsequently amended by ASU 2018-11, Targeted Improvements, which provides an additional transition method that gives companies the option to use the adoption date as the date of initial application and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASU 2016-02 will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In November 2019, the FASB deferred the effective date for implementation of ASU 2016-02 by one year. The guidance under ASU 2016-02 is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. Earlier adoption is permitted. To assess the impact of this guidance, the Company has established a cross functional implementation project team and is currently in the process of accumulating and evaluating all the necessary information required to properly account for its lease portfolio under the new standard. The Company is in the process of developing its new accounting policies and determining the potential aggregate impact this guidance is likely to have on its consolidated financial statements as of its adoption date.

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers, which updated the guidance in ASC Topic 606, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies a performance obligation. In August 2015, the FASB deferred the effective date for implementation of ASU 2014-09 by one year and during 2016, the FASB issued various related accounting standard updates, which clarified revenue accounting principles and provided supplemental adoption guidance. The guidance under ASU 2014-09 is effective for fiscal years beginning after December 15, 2018 and interim periods within annual reporting periods beginning after December 15, 2019. To assess the impact of this guidance, the Company established a cross functional implementation project team, inventoried its revenue streams and contracts with customers and applied the principles of the guidance against a selection of contracts to assist in the determination of potential revenue accounting differences. No individually significant implementation matters were identified, and revenue is recognized on a “point-in-time” basis for product revenues and over time for service revenues under the new standard, which is consistent with previous practice. The Company implemented internal controls, policies and processes to comply with the new standard. The Company adopted ASC Topic 606 in the first quarter of fiscal 2019 using the modified retrospective method of adoption, which resulted in no changes to the opening balance sheet as of February 1, 2019. Prior period statements of (loss) earnings will remain unchanged.